Fortis Mutual Funds
Prospectus Supplement Dated April 2, 2001

Fortis Advantage
Portfolios, Inc.
     High Yield Portfolio
     Asset Allocation
     Portfolio
     Capital Appreciation
     Portfolio

Fortis Equity Portfolios,
Inc.
     Value Fund
     Growth & Income Fund
     Capital Fund

Fortis Growth Fund, Inc.

Fortis Money Portfolios,
Inc.
     Money Fund


Fortis Income Portfolios,
Inc.
     U.S. Government
     Securities Fund
     Strategic Income
     Fund

Fortis Tax-Free
Portfolios, Inc.
     Tax-Free Minnesota
     Portfolio
     Tax-Free National
     Portfolio

Fortis Worldwide
Portfolios, Inc.
     Global Growth
     Portfolio
     International Equity
     Portfolio




Unless otherwise indicated, this supplement updates certain information contained in each of the following prospectuses:

Fortis Bond Funds Prospectus, dated December 1, 2000
Fortis Stock Funds Prospectus, dated January 1, 2001
Fortis Money Fund Prospectus, dated February 1, 2001
Fortis Tax-Free Funds Prospectus, dated February 1,
2001
Fortis Worldwide Portfolios Prospectus, dated March 1,
2001

Please read the information below carefully.  You
should attach this supplement to the applicable fund
prospectus referred to above.
_______________________________________________________
________________________

The following information modifies the information on the back cover of the prospectus and relates to the prospectus generally.

  --References to "Fortis Financial Group", "Fortis
  Advisers, Inc." and "Advisers" are deleted, except to the extent that "Fortis Advisers, Inc." or "Fortis Advisers" are included elsewhere in this supplement.
  --Fortis Investors, Inc., the principal underwriter of Fortis Series Fund, has changed its name to, and is replaced with, Woodbury Financial Services, Inc.

The following information supplements the section of the prospectus entitled "Investment Adviser."

Fortis Advisers, Inc. ("Fortis Advisers"), 500
Bielenberg Drive, Woodbury, Minnesota 55125, served as the investment adviser for the Funds during their most recent fiscal year, and also served as transfer agent and dividend agent to the Funds. Effective April 2, 2001, Hartford Investment Financial Services Company
("HIFSCO") is the interim investment adviser to the Funds. Hartford Administrative Services Company, formerly Fortis Advisers, serves as the Funds' transfer agent and dividend agent.

On April 2, 2001, The Hartford Financial Services Group
("The Hartford") acquired Fortis Advisers.  The
Hartford is a leading insurance and financial services company with over $171.5 billion in assets. HIFSCO is a wholly-owned indirect subsidiary of The Hartford. As a result of the acquisition, HIFSCO became (with approval by the Funds' Board of Directors) the interim investment adviser to the Funds. Shareholders of record on April 12, 2001 will be asked to approve a definitive investment advisory agreement with HIFSCO at a special meeting of the Funds' shareholders, to be held on or about May 31, 2001. As interim investment adviser, HIFSCO is responsible for the management of each Fund and supervises (subject to oversight by the Funds' Boards of Directors) the activities of the investment sub-advisers described below under "Sub-advisers." As of December 31, 2000 HIFSCO had over $10 billion in assets under management. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury,
Connecticut 06070.

Upon shareholder approval of the investment advisory agreement, each Fund will pay HIFSCO a monthly fee for providing investment advisory services. This fee, as a percentage of average daily net assets, will be at the same rate as previously paid by the Funds to Fortis
Advisers. HIFSCO will not be required to provide transfer agency, registrar, or dividend disbursement services under the new investment advisory agreement
(as it was under the agreements with Fortis Advisers);
however, HIFSCO will bear the costs of those services under a separate agreement with the Funds.

HIFSCO has entered into interim investment sub-advisory agreements on behalf of each Fund. At the above-referenced shareholder meeting, shareholders will be asked to approve definitive investment sub-advisory agreements.

Except for the Fortis Money Fund Prospectus, the following information replaces the section entitled
"Portfolio Managers" in each of the above-referenced prospectuses to the extent this information is relevant to a particular Fund within that prospectus. For
Fortis Money Fund, this information is added to the section entitled "Fund Management" on page 11 to the extent relevant to Fortis Money Fund.

Sub-advisers

Each Fund has a sub-adviser. The sub-advisers provide investment research, advice and supervision and furnish and conduct the day-to-day investment management programs for each of the Funds, subject to the general control of HIFSCO and the Funds' Boards of Directors.
The sub-adviser for each Fund is also responsible for the selection of brokers and dealers to effect securities transactions and the negotiation of brokerage commissions, if any.

The Hartford Investment Management Company

The Hartford Investment Management Company ("HIMCO") is the investment sub-adviser to High Yield Portfolio, Money Fund, Strategic Income Fund, Tax-Free Minnesota
Portfolio, Tax-Free National Portfolio and U.S.
Government Securities Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly-owned subsidiary of The Hartford. As of December 31, 2000
HIMCO and its wholly-owned subsidiary had investment management authority over approximately $65.3 billion in assets. HIMCO is principally located at 55
Farmington Avenue, Hartford, Connecticut 06105.

High Yield Portfolio and Strategic Income Fund.  Alison
D. Granger has been primarily responsible for the day-to-day management of the Funds since April 2, 2001.
Ms. Granger, Senior Vice President of HIMCO, joined
HIMCO in 1993 and has managed debt securities since
1995.

Money Fund. William H. Davison, Jr. has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr. Davison, Senior Vice
President of HIMCO, joined HIMCO in 1990 and has managed debt securities since 1992.

Tax-Free Minnesota Portfolio and Tax-Free National
Portfolio. Charles Grande has been primarily responsible for the day-to-day management of the Funds since April 2, 2001. Mr. Grande, Vice President of
HIMCO, joined HIMCO in June 1995.  Prior to joining
HIMCO, he was Assistant Vice President responsible for municipal credit analysis at MBIA and a senior analyst and Deputy Group Head at Credit Suisse Financial
Products Co.

U.S. Government Securities Fund. Peter Perrotti has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr.
Perrotti, Senior Vice President of HIMCO, joined HIMCO in 1992 and has managed debt securities since that time.

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington
Management") is the investment sub-adviser to Asset
Allocation Portfolio, Capital Appreciation Portfolio,
Capital Fund, Global Growth Portfolio, Growth & Income
Fund, Growth Fund, International Equity Portfolio and
Value Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000
Wellington Management had investment management authority over approximately $274 billion in assets.
Wellington Management is principally located at 75
State Street, Boston, Massachusetts 02109.

Asset Allocation Portfolio. Rand L. Alexander has been primarily responsible for the day-to-day management of the equity portion of the Fund since April 2, 2001.
Paul D. Kaplan has been primarily responsible for the day-to-day management of the fixed income portion of the Fund since April 2, 2001. Mr. Alexander and Mr.
Kaplan together determine the allocation of the Fund's portfolio between fixed income and equity securities.
Mr. Alexander, Senior Vice President of Wellington
Management, joined Wellington Management in 1990 and has managed equity securities since that time. Mr.
Kaplan, Senior Vice President of Wellington Management, joined Wellington Management in 1982 and has managed debt securities since that time.

Capital Appreciation Portfolio.  James A. Rullo and
David J. Elliott have been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr. Rullo, Senior Vice President of Wellington
Management, joined Wellington Management in 1994 and has managed equity securities since that time. Mr.
Elliott, Vice President of Wellington Management, joined Wellington Management in 1995 and has managed equity securities since that time.

Capital Fund. Andrew J. Shilling has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr. Shilling, Vice President of
Wellington Management, joined Wellington Management in
1994 and has managed equity securities since that time.

Global Growth Portfolio. Andrew S. Offit has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr. Offit, Senior Vice
President of Wellington Management, joined Wellington
Management in 1997 and has managed equity securities since that time. From 1987 to 1997 he worked as an analyst and portfolio manager for Fidelity Investments.

Growth & Income Fund. James A. Rullo has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr. Rullo, Senior Vice
President of Wellington Management, joined Wellington
Management in 1994 and has managed equity securities since that time.

Growth Fund. Michael Carmen has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr. Carmen, Vice President of
Wellington Management, joined Wellington Management in
1999. Prior to joining Wellington Management, he was an equity portfolio manager at Kobrick Funds (1997-
1999), State Street Research and Management (1992-1996,
1997) and Montgomery Asset Management (1996).

International Equity Portfolio. Trond Skramstad has been primarily responsible for the day-to-day management of the Fund since April 2, 2001. Mr.
Skramstad, Senior Vice President of Wellington
Management, joined Wellington Management in 1993 and has managed equity securities since that time.

Value Fund.  James H. Averill, David R. Fassnacht and
James N. Mordy have been primarily responsible for the
day-to-day management of the Fund since April 2, 2001.
Mr. Averill, Senior Vice President of Wellington
Management, joined Wellington Management in 1986 and
has managed equity securities since that time.   Mr.
Fassnacht, Vice President of Wellington Management, joined Wellington Management in 1992 and has managed equity securities since that time. Mr. Mordy, Senior
Vice President of Wellington Management, joined
Wellington Management in 1986 and has managed equity securities since that time.

The following disclosure replaces the first bullet under "Choosing a Share Class-Class Z Shares" on page
22 of the Fortis Stock Funds Prospectus.

These shares are available only in Asset Allocation
Portfolio and Growth Fund, and only for investment by:

  --Accounts of Fortis, Inc. or its subsidiaries, officers, directors, employees and sales representatives (and their families) which were in existence and entitled to purchase Class Z shares at the time of the acquisition of Fortis Advisers, Inc.
  by The Hartford Financial Services Group (April 2,
  2001) (the "Acquisition"), and

  --Pension, profit sharing and other retirement plans created for the benefit of Fortis Inc. or its subsidiaries which were in existence and entitled to purchase Class Z shares at the time of the Acquisition.

The following paragraph is added under "More
Information on Fund Objectives, Investment Strategies and Risks-Portfolio Turnover" for each prospectus, except Fortis Money Fund Prospectus. For Fortis Money
Fund, this paragraph is added under "More Information on the Fund" on page 11.

Wellington Management and HIMCO have advised the Board
of Directors that, in connection with their commencing
active management of the Funds, they expect to sell a
substantial number of the existing investments of each
Fund and to reinvest the proceeds in other securities
which continue to be consistent with the Funds'
investment objectives and policies.  As a result, each
Fund will incur transaction costs in connection with
the sale and purchase of these portfolio securities,
and, for each Fund other than Fortis Money Fund, will
likely realize capital gains sooner than it otherwise
would.  As set forth in the table below, as of March
16, 2001, four Funds had realized and unrealized
capital gains in an amount greater than 5% of their net
asset values.  In connection with Wellington Management
and HIMCO commencing active management of these Funds,
it is likely that some or all of these Funds'
unrealized capital gains will be realized, resulting in
a larger taxable distribution of capital gains to
shareholders than would otherwise be the case.
                    Net asset value     Realized gains
Unrealized gains
Fund                per share  per share     per share
Fortis Tax-Free National Portfolio           $ 11.00        $ 0.032        $
0.7926
Fortis Global Growth Portfolio   $ 21.77     $ 0.811        $ 4.7927
Fortis Value Fund     $ 13.50    $ 0.744     $ 0.3407
Fortis Growth & Income Fund      $ 13.73     $ 0.561        $ 0.4010